UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$150,712,720
Total Investments (Cost — $133,190,256) — 100.1%	150,712,720
Liabilities in Excess of Other Assets — (0.1)%	(93,317)

Net Assets — 100.0%	$150,619,403

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $150,712,720 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the BlackRock Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended August 31, 2017, there were no transfers between levels.

BLACKROCK SERIES, INC.	AUGUST 31, 2017	1

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Engility Holdings, Inc. (a)	10,634	$330,398
HEICO Corp., Class A	10,232	743,355
KLX, Inc. (a)	6,712	321,773
Vectrus, Inc. (a)	4,881	139,499

		1,535,025
Air Freight & Logistics — 0.8%
Forward Air Corp.	2,283	118,647
Hub Group, Inc., Class A (a)	26,708	1,026,923

		1,145,570
Airlines — 1.1%
Hawaiian Holdings, Inc. (a)	37,351	1,600,490
Auto Components — 1.9%
Cooper-Standard Holdings, Inc. (a)	291	29,269
Tenneco, Inc.	40,066	2,171,577
Tower International, Inc.	28,504	639,915

		2,840,761
Banks — 2.9%
Bank of the Ozarks	11,232	482,527
Cadence BanCorp (a)	1,159	24,154
Capital Bank Financial Corp., Class A	395	14,852
Central Pacific Financial Corp.	39,830	1,155,070
First Connecticut Bancorp, Inc.	814	20,146
First Merchants Corp.	6,603	259,300
Home BancShares, Inc.	22,121	515,641
QCR Holdings, Inc.	1,083	47,327
Sandy Spring Bancorp, Inc.	2,925	112,817
Union Bankshares Corp.	4,784	149,883
Wintrust Financial Corp.	22,585	1,644,414

		4,426,131
Beverages — 0.1%
Primo Water Corp. (a)	11,751	128,673
Biotechnology — 8.6%
Acceleron Pharma, Inc. (a)	389	15,078
Acorda Therapeutics, Inc. (a)	6,105	126,984
Aduro Biotech, Inc. (a)	9,023	109,629
Akebia Therapeutics, Inc. (a)	14,700	246,078
Alder Biopharmaceuticals, Inc. (a)	9,210	90,258
Amicus Therapeutics, Inc. (a)	11,787	164,311
AnaptysBio, Inc. (a)	3,163	88,469
Applied Genetic Technologies Corp. (a)	17,279	79,483
Ardelyx, Inc. (a)	11,104	57,186
Arena Pharmaceuticals, Inc. (a)	7,132	165,320
Array BioPharma, Inc. (a)	12,061	116,750
aTyr Pharma, Inc. (a)	25,945	79,132
Avexis, Inc. (a)	2,343	218,719
BioCryst Pharmaceuticals, Inc. (a)	7,395	37,715
BioSpecifics Technologies Corp. (a)	3,600	169,740
Bluebird Bio, Inc. (a)	1,428	178,286
Blueprint Medicines Corp. (a)	3,154	171,010
Calithera Biosciences, Inc. (a)	12,594	206,542
ChemoCentryx, Inc. (a)	25,896	179,718
Clovis Oncology, Inc. (a)	4,892	372,134
Cytokinetics, Inc. (a)	17,206	255,509
CytomX Therapeutics, Inc. (a)	13,118	226,679

Common Stocks	Shares	Value
Biotechnology (continued)
Emergent BioSolutions, Inc. (a)	6,640	$247,871
Enanta Pharmaceuticals, Inc. (a)	3,352	143,667
Enzon Pharmaceuticals, Inc.	102,984	38,732
EPIRUS Biopharmaceuticals, Inc. (a)	12,121	217
Exact Sciences Corp. (a)	19,733	826,615
Exelixis, Inc. (a)	5,197	151,960
FibroGen, Inc. (a)	13,210	636,722
Five Prime Therapeutics, Inc. (a)	4,655	157,898
Genomic Health, Inc. (a)	8,056	255,375
Global Blood Therapeutics, Inc. (a)	718	21,827
Halozyme Therapeutics, Inc. (a)	27,538	358,269
Ignyta, Inc. (a)	5,633	64,779
Immune Design Corp. (a)	10,534	114,294
Insys Therapeutics, Inc. (a)(b)	11,816	107,998
Intellia Therapeutics, Inc. (a)	7,772	163,445
Invitae Corp. (a)	4,202	41,264
Ironwood Pharmaceuticals, Inc. (a)	30,475	486,076
Jounce Therapeutics, Inc. (a)	6,371	108,243
Kite Pharma, Inc. (a)	6,641	1,182,032
Ligand Pharmaceuticals, Inc. (a)	3,756	484,036
Loxo Oncology, Inc. (a)	1,354	112,924
Mersana Therapeutics, Inc. (a)	2,093	36,648
MiMedx Group, Inc. (a)	24,159	393,067
Natera, Inc. (a)	6,825	84,289
Pfenex, Inc. (a)	17,027	61,467
Portola Pharmaceuticals, Inc. (a)	4,678	296,819
Progenics Pharmaceuticals, Inc. (a)	2,460	16,556
Prothena Corp. PLC (a)	2,194	134,799
Puma Biotechnology, Inc. (a)	3,801	351,592
Ra Pharmaceuticals, Inc. (a)	9,671	145,162
Radius Health, Inc. (a)	2,028	76,314
Recro Pharma, Inc. (a)	2,528	19,036
Repligen Corp. (a)	8,546	373,204
Retrophin, Inc. (a)	6,013	146,717
Rigel Pharmaceuticals, Inc. (a)	21,591	55,056
Sage Therapeutics, Inc. (a)	3,566	293,303
Sangamo Therapeutics, Inc. (a)	3,442	45,951
Sarepta Therapeutics, Inc. (a)	3,560	143,432
Spark Therapeutics, Inc. (a)	2,363	194,546
Spectrum Pharmaceuticals, Inc. (a)	16,352	159,596
Ultragenyx Pharmaceutical, Inc. (a)	3,437	196,115
United Therapeutics Corp. (a)	672	87,898
Vanda Pharmaceuticals, Inc. (a)	15,280	262,816
Veracyte, Inc. (a)	1,920	15,725
vTv Therapeutics, Inc., Class A (a)	1,800	9,774
Xencor, Inc. (a)	12,516	270,596

		12,929,452
Building Products — 2.8%
Apogee Enterprises, Inc.	38,461	1,680,746
Continental Building Products, Inc. (a)	8,056	196,164
NCI Building Systems, Inc. (a)	7,710	129,528
Ply Gem Holdings, Inc. (a)	8,083	125,691
Universal Forest Products, Inc.	23,360	2,037,226

		4,169,355
Capital Markets — 2.0%
Evercore, Inc., Class A	16,229	1,224,478
Houlihan Lokey, Inc.	12,764	460,142

Portfolio Abbreviations

CVR	Contingent Value Rights

BLACKROCK MASTER LLC	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
Moelis & Co., Class A	32,909	$1,296,615

		2,981,235
Chemicals — 1.8%
AdvanSix, Inc. (a)	8,102	258,697
Ferro Corp. (a)	7,463	143,812
Ingevity Corp. (a)	1,662	104,656
Innospec, Inc.	1,430	79,365
OMNOVA Solutions, Inc. (a)	18,562	161,489
PolyOne Corp.	29,298	1,058,830
Rayonier Advanced Materials, Inc.	2,767	37,963
Sensient Technologies Corp.	4,099	295,743
Stepan Co.	5,205	402,659
Trinseo SA	3,375	225,786

		2,769,000
Commercial Services & Supplies — 2.4%
ARC Document Solutions, Inc. (a)	74,069	261,464
Brink’s Co.	12,325	966,896
Casella Waste Systems, Inc., Class A (a)	4,946	83,142
CECO Environmental Corp.	4,398	32,853
InnerWorkings, Inc. (a)	22,711	237,784
Kimball International, Inc., Class B	3,227	54,730
Quad/Graphics, Inc.	3,021	57,580
Steelcase, Inc., Class A	14,957	197,432
Tetra Tech, Inc.	40,962	1,744,981

		3,636,862
Communications Equipment — 1.5%
Ciena Corp. (a)	31,391	678,360
Extreme Networks, Inc. (a)	20,348	232,578
InterDigital, Inc.	16,628	1,186,408
NETGEAR, Inc. (a)	2,331	111,888
Ubiquiti Networks, Inc. (a)(b)	1,969	117,333

		2,326,567
Construction & Engineering — 1.4%
Comfort Systems U.S.A., Inc.	27,908	950,267
MasTec, Inc. (a)	27,402	1,118,002

		2,068,269
Construction Materials — 0.1%
Summit Materials, Inc., Class A (a)	3,629	107,201
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	30,274	118,977
Enova International, Inc. (a)	30,702	365,354
Green Dot Corp., Class A (a)	3,624	174,604

		658,935
Diversified Consumer Services — 0.8%
Capella Education Co.	4,650	313,178
Collectors Universe, Inc.	10,518	252,748
Grand Canyon Education, Inc. (a)	6,827	560,155
K12, Inc. (a)	2,167	38,833
Weight Watchers International, Inc. (a)	1,158	54,206

		1,219,120
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	28,726	1,338,632
Electric Utilities — 0.1%
Portland General Electric Co.	2,191	104,094
Electronic Equipment, Instruments & Components — 3.8%
Benchmark Electronics, Inc. (a)	4,202	136,565
Control4 Corp. (a)	1,288	31,891
Insight Enterprises, Inc. (a)	10,084	404,167
KEMET Corp. (a)	35,392	846,223

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc. (a)	3,302	$129,108
PC Connection, Inc.	3,439	87,729
Rogers Corp. (a)	519	61,527
Sanmina Corp. (a)	40,767	1,526,724
SYNNEX Corp.	14,456	1,729,082
Tech Data Corp. (a)	7,455	822,212

		5,775,228
Energy Equipment & Services — 0.0%
Exterran Corp. (a)	1,163	32,262
Pioneer Energy Services Corp. (a)	18,005	30,608

		62,870
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Assets Trust, Inc.	4,041	164,145
Ashford Hospitality Prime, Inc.	1,804	17,354
DiamondRock Hospitality Co.	41,903	460,514
Easterly Government Properties, Inc.	4,053	81,303
PS Business Parks, Inc.	17,136	2,315,245
QTS Realty Trust, Inc., Class A	356	19,288
Retail Opportunity Investments Corp.	39,914	791,894
Ryman Hospitality Properties, Inc.	7,043	418,495
Summit Hotel Properties, Inc.	59,021	875,872
Terreno Realty Corp.	16,159	585,764

		5,729,874
Food & Staples Retailing — 0.4%
Performance Food Group Co. (a)	23,980	666,644
Food Products — 0.7%
Dean Foods Co.	59,012	649,132
Sanderson Farms, Inc.	2,586	381,487

		1,030,619
Gas Utilities — 0.2%
ONE Gas, Inc.	930	69,973
Southwest Gas Holdings, Inc.	3,452	274,503

		344,476
Health Care Equipment & Supplies — 5.8%
AngioDynamics, Inc. (a)	3,661	62,347
Cantel Medical Corp.	26,130	2,123,063
Cutera, Inc. (a)	16,445	610,932
Exactech, Inc. (a)	49	1,497
Globus Medical, Inc., Class A (a)	8,183	247,372
Heska Corp. (a)	2,410	245,145
Inogen, Inc. (a)	9,915	949,857
LeMaitre Vascular, Inc.	15,602	567,913
Masimo Corp. (a)	27,915	2,355,468
Merit Medical Systems, Inc. (a)	5,980	246,974
Neogen Corp. (a)	3,800	261,820
RTI Surgical, Inc. (a)	59,350	267,075
SeaSpine Holdings Corp. (a)	14,073	159,025
Wright Medical Group NV (a)	20,849	617,130

		8,715,618
Health Care Providers & Services — 2.4%
Chemed Corp.	2,195	433,052
Diplomat Pharmacy, Inc. (a)	936	15,678
Five Star Senior Living, Inc. (a)	34,335	55,794
LHC Group, Inc. (a)	22,125	1,443,656
National HealthCare Corp.	577	35,970
UnitedHealth Group, Inc.	2,013	400,386
WellCare Health Plans, Inc. (a)	6,698	1,170,007

		3,554,543
Health Care Technology — 2.4%
Medidata Solutions, Inc. (a)	33,464	2,508,461

2	BLACKROCK MASTER LLC	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Health Care Technology (continued)
Quality Systems, Inc. (a)	29,203	$459,947
Vocera Communications, Inc. (a)	23,185	645,702

		3,614,110
Hotels, Restaurants & Leisure — 3.7%
Bloomin’ Brands, Inc.	15,658	266,343
Bravo Brio Restaurant Group, Inc. (a)	9,089	24,995
Caesars Entertainment Corp. (a)(b)	39,146	454,094
Cheesecake Factory, Inc.	7,133	295,520
Dave & Buster’s Entertainment, Inc. (a)	808	47,236
J. Alexander’s Holdings, Inc. (a)	19,728	195,307
Marriott Vacations Worldwide Corp.	372	43,286
Monarch Casino & Resort, Inc. (a)	666	23,690
Papa John’s International, Inc.	21,077	1,576,349
Ruth’s Hospitality Group, Inc.	19,479	380,814
Texas Roadhouse, Inc.	7,691	364,938
Vail Resorts, Inc.	8,142	1,855,969

		5,528,541
Household Durables — 2.8%
Century Communities, Inc. (a)	16,212	365,581
iRobot Corp. (a)	18,362	1,752,102
Taylor Morrison Home Corp., Class A (a)	60,984	1,233,096
TopBuild Corp. (a)	7,016	416,400
ZAGG, Inc. (a)	30,017	378,214

		4,145,393
Household Products — 0.2%
Central Garden & Pet Co. (a)	7,600	267,900
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	408	23,435
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	4,708	131,824
Insurance — 0.5%
Infinity Property & Casualty Corp.	231	20,432
James River Group Holdings Ltd.	19,380	772,874
State National Cos., Inc.	3	62

		793,368
Internet & Direct Marketing Retail — 0.4%
Nutrisystem, Inc.	4,066	220,784
Overstock.com, Inc. (a)	9,823	215,615
PetMed Express, Inc.	4,786	173,588

		609,987
Internet Software & Services — 4.5%
Appfolio, Inc., Class A (a)	3,724	159,760
Box, Inc., Class A (a)	50,268	986,258
Care.com, Inc. (a)	2,171	32,500
CommerceHub, Inc., Series C (a)	741	15,731
Cornerstone OnDemand, Inc. (a)	30,092	1,052,618
Five9, Inc. (a)	25,644	551,346
Limelight Networks, Inc. (a)	112,423	403,599
New Relic, Inc. (a)	6,519	312,260
NIC, Inc.	55,908	914,096
Okta, Inc. (a)	6,196	167,230
QuinStreet, Inc. (a)	188,588	1,008,946
Web.com Group, Inc. (a)	8,419	213,001
Wix.com Ltd. (a)	10,545	686,479
Yelp, Inc. (a)	7,071	301,225
YuMe, Inc.	7,405	36,210

		6,841,259
IT Services — 2.7%
Convergys Corp.	32,644	767,134
CSG Systems International, Inc.	52,303	2,024,649

Common Stocks	Shares	Value
IT Services (continued)
Everi Holdings, Inc. (a)	28,302	$218,208
Hackett Group, Inc.	44,008	601,149
Travelport Worldwide Ltd.	8,262	125,087
Unisys Corp. (a)	36,563	283,363

		4,019,590
Leisure Products — 1.0%
Brunswick Corp.	11,254	590,610
Malibu Boats, Inc., Class A (a)	29,248	788,819
MCBC Holdings, Inc. (a)	5,805	99,498

		1,478,927
Life Sciences Tools & Services — 2.1%
Cambrex Corp. (a)	7,771	404,869
Enzo Biochem, Inc. (a)	19,528	219,690
Harvard Bioscience, Inc. (a)	43,539	134,971
INC Research Holdings, Inc., Class A (a)	10,929	641,532
Luminex Corp.	10,193	197,031
Medpace Holdings, Inc. (a)	840	27,418
NanoString Technologies, Inc. (a)	10,663	164,743
PAREXEL International Corp. (a)	8,234	723,686
PRA Health Sciences, Inc. (a)	9,347	723,458

		3,237,398
Machinery — 4.3%
Alamo Group, Inc.	9,851	903,928
Altra Industrial Motion Corp.	6,390	294,260
Barnes Group, Inc.	5,769	360,678
Briggs & Stratton Corp.	39,653	830,334
Columbus McKinnon Corp.	417	13,774
Commercial Vehicle Group, Inc. (a)	18,240	108,346
Global Brass & Copper Holdings, Inc.	1,664	49,670
Greenbrier Cos., Inc.	2,085	89,446
Harsco Corp. (a)	17,672	302,191
Kadant, Inc.	8,087	702,356
Meritor, Inc. (a)	38,178	758,215
Mueller Water Products, Inc., Class A	170,785	2,047,712

		6,460,910
Media — 0.4%
Central European Media Enterprises Ltd., Class A (a)	19,117	79,336
Harte-Hanks, Inc. (a)	29,688	26,669
Meredith Corp.	9,805	532,902

		638,907
Metals & Mining — 1.5%
Compass Minerals International, Inc.	928	61,990
Ryerson Holding Corp. (a)	3,585	30,831
Schnitzer Steel Industries, Inc., Class A	13,793	371,032
Worthington Industries, Inc.	35,327	1,764,937

		2,228,790
Multiline Retail — 0.6%
Big Lots, Inc.	17,418	829,097
Multi-Utilities — 0.0%
NorthWestern Corp.	1,163	70,152
Oil, Gas & Consumable Fuels — 0.1%
Eclipse Resources Corp. (a)	18,506	43,119
EP Energy Corp., Class A (a)(b)	19,538	57,442
Evolution Petroleum Corp.	6,847	47,587
Northern Oil and Gas, Inc. (a)	4,159	3,535

		151,683
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	6,343	190,290

BLACKROCK MASTER LLC	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Personal Products — 0.1%
Inter Parfums, Inc.	2,977	$117,443
Medifast, Inc.	1,129	63,924
Natural Health Trends Corp.	1,235	24,922

		206,289
Pharmaceuticals — 3.9%
Aerie Pharmaceuticals, Inc. (a)	673	38,597
Catalent, Inc. (a)	56,343	2,326,402
Corcept Therapeutics, Inc. (a)	68,081	1,134,910
Innoviva, Inc. (a)	10,383	145,777
Juniper Pharmaceuticals, Inc. (a)	18,768	87,271
Phibro Animal Health Corp., Class A	2,031	72,100
Prestige Brands Holdings, Inc. (a)	38,607	1,957,761
SciClone Pharmaceuticals, Inc. (a)	8,033	88,363

		5,851,181
Professional Services — 1.8%
Insperity, Inc.	26,215	2,105,064
Kforce, Inc.	10,146	182,628
RPX Corp. (a)	26,890	351,183

		2,638,875
Road & Rail — 0.4%
Daseke, Inc. (a)	2,863	37,505
Saia, Inc. (a)	5,324	301,072
Swift Transportation Co. (a)	784	21,991
Werner Enterprises, Inc.	1,712	56,667
YRC Worldwide, Inc. (a)	15,178	203,233

		620,468
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Energy Industries, Inc. (a)	18,159	1,335,413
Alpha & Omega Semiconductor Ltd. (a)	25,847	410,450
Brooks Automation, Inc.	16,096	419,623
Cabot Microelectronics Corp.	10,639	761,965
Cirrus Logic, Inc. (a)	4,674	270,999
Diodes, Inc. (a)	1,163	32,727
Entegris, Inc. (a)	97,046	2,469,821
Microsemi Corp. (a)	23,236	1,170,630
Monolithic Power Systems, Inc.	6,409	649,360
Semtech Corp. (a)	19,056	716,506
Synaptics, Inc. (a)	2,747	114,193
Ultra Clean Holdings, Inc. (a)	13,954	321,919

		8,673,606
Software — 6.4%
A10 Networks, Inc. (a)	87,414	572,562
Barracuda Networks, Inc. (a)	15,741	381,090
Bottomline Technologies, Inc. (a)	26,885	814,884
Imperva, Inc. (a)	20,591	919,388
MicroStrategy, Inc., Class A (a)	10,733	1,384,557
Paycom Software, Inc. (a)	4,985	371,931
Paylocity Holding Corp. (a)	8,961	440,344
Proofpoint, Inc. (a)	26,457	2,427,694
RingCentral, Inc., Class A (a)	32,630	1,381,880
Varonis Systems, Inc. (a)	11,377	441,428
Verint Systems, Inc. (a)	6,469	256,819
Zix Corp. (a)	41,959	222,802

		9,615,379
Specialty Retail — 0.8%
Aaron’s, Inc.	9,655	427,427
Asbury Automotive Group, Inc. (a)	4,850	261,173
Big 5 Sporting Goods Corp.	48,354	369,908
Haverty Furniture Cos., Inc.	9,098	213,348

		1,271,856

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Culp, Inc.	19,085	$553,465
Perry Ellis International, Inc. (a)	5,538	120,895
Steven Madden Ltd. (a)	12,241	519,018

		1,193,378
Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd. (a)	17,639	689,332
First Defiance Financial Corp.	4,638	227,076
Walker & Dunlop, Inc. (a)	5,596	269,671

		1,186,079
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	38,447	2,191,479
MRC Global, Inc. (a)	49,322	777,808
Neff Corp., Class A (a)	1,568	39,122
Rush Enterprises, Inc., Class A (a)	1,748	71,651

		3,080,060
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. (a)	23,953	493,192
Total Common Stocks — 98.2%		147,957,168

Preferred Stocks
Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(c)(d)	2,066	—
Series 8 (Acquired 8/31/15, cost $294,992) (a)(c)(d)	49,410	—

		—
Software — 0.8%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(c)(d)	77,790	250,484
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)(d)	15,128	314,209
Series D (Acquired 12/19/13, cost $118,056) (a)(c)(d)	4,706	97,744
Series E (Acquired 12/19/13, cost $4,168) (a)(c)(d)	166	3,448
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(c)(d)	81,566	462,479

		1,128,364
Total Preferred Stocks — 0.8%		1,128,364

Rights
Biotechnology — 0.0%
Dyax Corp. — CVR (a)(c)	35,077	80,326
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR (a)(c)	1,930	—
Total Rights — 0.0%		80,326
Total Long-Term Investments (Cost — $130,127,293) — 98.2%		148,037,494

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (e)(g)	2,359,692	2,359,692

4	BLACKROCK MASTER LLC	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Short-Term Securities	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 1.32% (e)(f)(g)	625,271	$625,333
Total Short-Term Securities (Cost — $2,984,997) — 2.0%		2,985,025
Total Investments (Cost — $134,659,328*) — 101.0%		152,150,883
Liabilities in Excess of Other Assets — (1.0)%		(1,438,163)

Net Assets — 100.0%		$150,712,720

Notes to Schedule of Investments

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$135,525,478

Gross unrealized appreciation	$23,344,452
Gross unrealized depreciation	(6,688,138)

Net unrealized appreciation	$16,656,314

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $1,128,364, representing 0.7% of its net assets as of period end, and an original cost of $1,547,037.

(e)	Annualized 7-day yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

(g)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,188,100	1,171,592	2,359,692	$2,359,692	$2,480		—	—
SL Liquidity Series, LLC, Money Market Series	593,847	31,424	625,271	625,333	13,031	[1]	$(62)	$(28)
Total				$2,985,025	$15,511		$(62)	$(28)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	24	September 2017	$1,685	$30,909

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK MASTER LLC	AUGUST 31, 2017	5

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$147,957,168	—	—	$147,957,168
Preferred Stocks[1]	—	—	$1,128,364	1,128,364
Rights[1]	—	—	80,326	80,326
Short-Term Securities	2,359,692	—	—	2,359,692

Subtotal	$150,316,860	—	$1,208,690	$151,525,550

Investments Valued at NAV[2]				625,333

Total Investments				$152,150,883

Derivative Financial Instruments[3]
Assets:
Equity contracts	$30,909	—	—	$30,909

[1]	See above Schedule of Investments for values in each industry.

[2]

As of August 31, 2017, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between levels.

6	BLACKROCK MASTER LLC	AUGUST 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	October 23, 2017